Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Short-term deposits interest	5.00%	5.80%
Percentage of monthly deposits	8.33%
Sales commissions	$ 482	$ 357	$ 615
Other assets	33	16
Cash equivalents	35,423	17,261
Short-term deposits	$ 95,532	$ 124,759